Hedge accounting (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Risk factor designated coverage ratio	100.00%
Balance reserve in cash flow hedge for which hedge accounting is no longer applied	R$ 53	R$ 167
Foreign currency conversion reserve	1,462	23
Remaining Accumulated [Member]
IfrsStatementLineItems [Line Items]
Fair value hedge adjustments	226	51
Effect of fair value hedge adjustments	R$ 8	R$ 38